12636 High Bluff Drive, Suite 400
San Diego, California 92130-2071
Tel: (858) 523-5400 Fax: (858) 523-5450
www.lw.com

FIRM / AFFILIATE OFFICES
	Boston	New York
	Brussels	Northern Virginia
	Chicago	Orange County
	Frankfurt	Paris
	Hamburg	San Diego
November 29, 2005	Hong Kong	San Francisco
	London	Shanghai
	Los Angeles	Silicon Valley
VIA EDGAR AND HAND DELIVERY	Milan	Singapore
	Moscow	Tokyo
	New Jersey	Washington, D.C.
Jeffrey Riedler
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 6010
Washington, D.C. 20549

Re:	Somaxon Pharmaceuticals, Inc.
Amendment No. 3 to Registration Statement on Form S-1
Registration No. 333-128871
Dear Mr. Riedler:
          Enclosed please find courtesy copies of the clean and marked versions of the above-referenced Registration Statement and related exhibits. The Registration Statement includes a bona fide price range and the exhibits include an opinion of counsel as requested by the Staff in its letter dated November 1, 2005.
          Please do not hesitate to call me at (619) 238-2857 or Cheston Larson at (858) 523-5435 with any questions regarding these documents.

Best regards,
/s/ DANIELLE M. DONALDSON Danielle M. Donaldson of LATHAM & WATKINS LLP

Enclosures

cc:	Michael Reedich, Esq., U.S. Securities and Exchange Commission
Zafar Hasan, Esq., U.S. Securties and Exchange Commission
Kenneth M. Cohen, Somaxon Pharmaceuticals, Inc.
Scott N. Wolfe, Esq., Latham & Watkins LLP
Cheston J. Larson, Esq., Latham & Watkins LLP